Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Income Taxes
8.	INCOME TAXES

Details of income tax expense were as follows:

	Year Ended December 31,
	2017	2016
	$000’s	$000’S
Current income tax expense	9,391	8,521
Current income tax expense (recovery) - prior year adjustment	21,923	(137)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(3,568)	(4,386)
Deferred income tax (recovery) expense - prior year adjustment	(538)	2
Income tax expense	27,208	4,000

The Corporation’s applicable Canadian statutory tax rate is equal to the Federal and Provincial combined tax rate for the period applicable in the jurisdiction within Canada where the Corporation’s head office is registered (i.e., Ontario, previously Quebec). Income taxes reported differ from the amount computed by applying the statutory rates to earnings before income taxes. The reconciliation is as follows:

	Year Ended December 31,
	2017	2016
	$000’s	$000’s

Net earnings before income taxes	286,493	139,550
Canadian statutory tax rate	26.7%	26.9%
Statutory income taxes	76,494	37,539
Non-taxable income	(143)	(99)
Non-deductible expenses	3,590	4,710
Differences in effective income tax rates in foreign jurisdictions	(117,153)	(102,206)
Deferred tax assets not recognized	43,035	64,191
Adjustment in respect of prior years	21,385	(135)
Income tax expense	27,208	4,000

The Corporation operates in and earns revenues from many jurisdictions and is therefore subject to a variety of taxes, duties and levies including, without limitation, gaming duties, value added taxes (“VAT”), corporate income taxes, employment related taxes, withholding taxes and business rate taxes. As a result, the Corporation pays significant levels of tax globally with its total tax contribution for the year ended December 31, 2017 being in excess of $190 million (December 31, 2016 – in excess of $160 million).

The Corporation’s effective income tax rate for the year ended December 31, 2017, excluding prior year adjustments, was 2.03% (December 31, 2016 – 2.96%), significantly lower than the main Canadian corporate income tax rate. The main driver of this is that the Corporation primarily operates from the Isle of Man and Malta, which are jurisdictions with low corporate income tax rates.

During the year ended December 31, 2017, the Corporation received notification of a proposed tax assessment from the Canadian tax authorities relating to transfer pricing. The proposed assessment covers periods prior to the Stars Interactive Group Acquisition covering the 2003 to 2007 tax years. For the year ended December 31, 2017 the Corporation has recorded a tax provision based on the proposed assessment for both Federal and Provincial tax of $26.5 million including interest. The Corporation received the Federal tax assessment after the balance sheet date, but has not yet received a Provincial tax assessment. The Corporation intends to vigorously defend its position against the assessment and any future related assessments.

Deferred Tax

Recognized deferred tax assets and liabilities

Significant components of the Corporation’s deferred income tax balance at December 31, 2017 and 2016 were as follows:

	Property & Equipment	Transaction Costs	Intangibles	Tax Losses	Other	Total
	$000’s	$000’s	$000’s	$000’s	$000’s	$000’s
At January 1, 2016	38	4,284	(19,112)	301	(5,987)	(20,476)
(Charged) / credited to net earnings	(10)	—	1,808	(174)	2,760	4,384
Reclassification	—	(4,284)	—	—	4,284	—
(Charged) / credited to other comprehensive income	(3)	—	—	12	(81)	(72)
Impairment	—	—	4	—	—	4
At December 31, 2016	25	—	(17,300)	139	976	(16,160)
Credited to net earnings	131	—	426	170	3,379	4,106
Reclassification	—	—	—	—	—	—
Credited to other comprehensive income	—	—	14	—	146	160
Charge direct to equity - share-based payment transactions	—	—	—	—	359	359
Acquisition of subsidiary	—	—	(72)	—	—	(72)
Foreign exchange on translation	—	—	253	(1)	(14)	238
At December 31, 2017	156	—	(16,679)	308	4,846	(11,369)

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the items shown below.  The amounts shown are the gross temporary differences and to calculate the potential deferred asset it is necessary to multiply the amounts by the tax rates in each case.

	As at December 31,
	2017	2016
	$000’s	$000’S
Tax losses	1,293,846	687,620
Other temporary differences	19,567	34,150
Total deferred tax asset unrecognized	1,313,413	721,770

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available in these jurisdictions against which the Corporation can utilize the benefit from them.

Included in tax losses not recognized as at December 31, 2017 are Canadian non-capital tax losses of $100.22 million (December 31, 2016 - $77.56 million) that may be applied against earnings for up to 20 years from the end of the year the losses were generated.  Tax losses also include foreign subsidiary non-capital losses of $1,193.62 million (December 31, 2016 - $610.06 million) that may be applied against future years. The majority of those losses ($1,170.09 million; December 31, 2016 - $582.64 million) can be carried forward for up to 9 years from the end of the year the tax losses were generated.

No deferred tax liability has been recognized for unremitted earnings totaling $1,127.1 million (December 31, 2016 - $695.9 million), as the Corporation controls the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future.